Long-Term Debt (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Term Debt (Textual) [Abstract]
RAI repaid of matured floating notes	$ 400	$ 300	$ 200
RAI [Member]
Long Term Debt (Textual) [Abstract]
RAI repaid of matured floating notes	400	300	189
9.25%, notes due 2013 [Member] | RJR [Member]
Debt Instrument [Line Items]
Interest rate of debt	9.25%	9.25%
Outstanding principal amount	60	60
7.25% guaranteed, notes due 2012 [Member] | RAI [Member]
Debt Instrument [Line Items]
Interest rate of debt	7.25%	7.25%
Outstanding principal amount		412
7.25% guaranteed, notes due 2012 [Member] | RJR [Member]
Debt Instrument [Line Items]
Interest rate of debt	7.25%	7.25%
Outstanding principal amount		61
7.3% guaranteed, notes due 2015 [Member] | RAI [Member]
Debt Instrument [Line Items]
Interest rate of debt	7.30%	7.30%
Outstanding principal amount	199	199
6.75% guaranteed, notes due 2017 [Member] | RAI [Member]
Debt Instrument [Line Items]
Interest rate of debt	6.75%	6.75%
Outstanding principal amount	797	811
7.25% guaranteed, notes due 2013 [Member] | RAI [Member]
Debt Instrument [Line Items]
Interest rate of debt	7.25%	7.25%
Outstanding principal amount	624	623
7.25% guaranteed, notes due 2037 [Member] | RAI [Member]
Debt Instrument [Line Items]
Interest rate of debt	7.25%	7.25%
Outstanding principal amount	448	448
7.625% guaranteed, notes due 2016 [Member] | RAI [Member]
Debt Instrument [Line Items]
Interest rate of debt	7.625%	7.625%
Outstanding principal amount	829	838
7.75% guaranteed, notes due 2018 [Member] | RAI [Member]
Debt Instrument [Line Items]
Interest rate of debt	7.75%	7.75%
Outstanding principal amount	$ 249	$ 249